UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

FORM N-Q

MARCH 31, 2017

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 73.2%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
DISH DBS Corp., Senior Notes	5.000%	3/15/23	80,000	$80,400

CONSUMER STAPLES - 12.9%
Beverages - 2.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	125,000	135,090

Food Products - 9.8%
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.875%	7/15/24	140,000	144,200	(a)
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	130,000	132,981
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	65,688
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	200,000	208,960	(b)

Total Food Products				551,829

Tobacco - 0.7%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	35,000	35,744	(a)

TOTAL CONSUMER STAPLES				722,663

ENERGY - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	65,000	76,719
Antero Resources Corp., Senior Notes	5.375%	11/1/21	90,000	92,438
Antero Resources Corp., Senior Notes	5.000%	3/1/25	72,000	70,605	(a)
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	100,000	97,734	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	50,000	52,500
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	20,000	20,530
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	55,000	63,663

TOTAL ENERGY				474,189

FINANCIALS - 11.8%
Banks - 5.8%
Bank of America Corp., Senior Notes	2.250%	4/21/20	135,000	134,642
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000	122,198
CIT Group Inc., Senior Notes	5.000%	8/15/22	65,000	68,047

Total Banks				324,887

Capital Markets - 6.0%
Morgan Stanley, Senior Notes	1.842%	2/14/20	140,000	140,304	(c)
UBS Group Funding Switzerland AG, Senior Notes	2.376%	5/23/23	200,000	200,442	(a)(c)

Total Capital Markets				340,746

TOTAL FINANCIALS				665,633

HEALTH CARE - 4.9%
Health Care Providers & Services - 1.6%
Universal Health Services Inc., Senior Secured Notes	4.750%	8/1/22	85,000	87,337	(a)

Pharmaceuticals - 3.3%
Capsugel SA, Senior Notes	7.000%	5/15/19	48,000	47,880	(a)(d)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	19,000	19,024	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	155,000	119,350	(a)

Total Pharmaceuticals				186,254

TOTAL HEALTH CARE				273,591

INDUSTRIALS - 3.6%
Industrial Conglomerates - 1.2%
3M Co., Senior Notes	3.125%	9/19/46	75,000	66,068

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Road & Rail - 2.4%
CSX Corp., Senior Notes	3.800%	11/1/46	75,000		$68,419
Norfolk Southern Corp., Senior Notes	4.450%	6/15/45	65,000		67,617

Total Road & Rail					136,036

TOTAL INDUSTRIALS					202,104

INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 1.2%
Rackspace Hosting Inc., Senior Notes	8.625%	11/15/24	65,000		68,490	(a)

MATERIALS - 11.4%
Chemicals - 6.7%
CF Industries Inc., Senior Notes	4.950%	6/1/43	30,000		25,425
CF Industries Inc., Senior Secured Notes	3.400%	12/1/21	90,000		89,891	(a)
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	160,000		147,200
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	110,000		115,363	(a)

Total Chemicals					377,879

Containers & Packaging - 2.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.125%	5/15/23	100,000	EUR	112,558	(a)
Sealed Air Corp., Senior Notes	5.250%	4/1/23	40,000		42,000	(a)

Total Containers & Packaging					154,558

Paper & Forest Products - 1.9%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	105,000		106,575	(a)

TOTAL MATERIALS					639,012

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
American Tower Corp., Senior Notes	2.250%	1/15/22	60,000		57,902
Equinix Inc., Senior Notes	5.375%	4/1/23	50,000		52,063
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	85,000		89,462
SBA Communications Corp., Senior Notes	4.875%	9/1/24	65,000		64,175	(a)

TOTAL REAL ESTATE					263,602

TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 3.7%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	240,000		206,256	(a)

Wireless Telecommunication Services - 4.4%
Sprint Corp., Senior Notes	7.250%	9/15/21	160,000		172,720
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	70,000		75,600

Total Wireless Telecommunication Services					248,320

TOTAL TELECOMMUNICATION SERVICES					454,576

UTILITIES - 4.8%
Gas Utilities - 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000		65,325

Independent Power and Renewable Electricity Producers - 3.7%
AES Corp., Senior Notes	6.000%	5/15/26	200,000		207,000

TOTAL UTILITIES					272,325

TOTAL CORPORATE BONDS & NOTES (Cost - $4,085,432)					4,116,585

SENIOR LOANS - 6.2%
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Energy Transfer Equity LP, 2017 Term Loan B	3.539%	2/2/24	75,000		74,746	(e)(f)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 1.7%
Pharmaceuticals - 1.7%
Capsugel Holdings U.S. Inc., USD Term Loan B	4.000%	7/31/21	97,803		$97,751	(e)(f)

INDUSTRIALS - 1.1%
Machinery - 1.1%
Columbus McKinnon Corp., Term Loan B	4.147%	1/31/24	58,315		58,752	(e)(f)(g)

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Level 3 Financing Inc., 2017 Term Loan B	—	2/22/24	115,000		115,057	(h)

TOTAL SENIOR LOANS (Cost - $345,181)					346,306

SOVEREIGN BONDS - 10.9%
Argentina - 1.2%
Republic of Argentina, Bonds	18.200%	10/3/21	1,000,000	ARS	69,829

Brazil - 3.5%
Federative Republic of Brazil, Notes	10.000%	1/1/23	605,000	BRL	193,636

Indonesia - 1.3%
Indonesia Treasury Bond, Senior Bonds	7.000%	5/15/27	995,000,000	IDR	74,295

Mexico - 4.9%
United Mexican States, Senior Bonds	7.750%	11/13/42	4,974,000	MXN	274,842

TOTAL SOVEREIGN BONDS (Cost - $586,737)					612,602

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,017,350)					5,075,493

SHORT-TERM INVESTMENTS - 4.4%
U.S. Treasury Bills - 3.5%
U.S. Treasury Bills (Cost - $199,888)	0.653%	5/4/17	200,000		199,888	(i)

			SHARES
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $49,563)	0.634%		49,563		49,563

TOTAL SHORT-TERM INVESTMENTS (Cost - $249,451)					249,451

TOTAL INVESTMENTS - 94.7% (Cost - $5,266,801#)					5,324,944
Other Assets in Excess of Liabilities - 5.3%					298,199

TOTAL NET ASSETS - 100.0%					$5,623,143

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Security is valued using significant unobservable inputs.

(h)	All or a portion of this loan is unfunded as of March 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro-OAT	5	6/17	$785,490	$784,311	$1,179
U.S. Treasury Long-Term Bonds	2	6/17	295,058	301,688	(6,630)
United Kingdom Long Gilt Bonds	2	6/17	316,681	319,690	(3,009)

Net unrealized depreciation on open futures contracts					$(8,460)

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	235,795	EUR	220,000	Citibank N.A.	5/10/17	$716
EUR	110,000	USD	118,001	Morgan Stanley & Co. Inc.	5/10/17	(462)
GBP	210,000	USD	255,653	Citibank N.A.	6/9/17	7,859
USD	245,779	GBP	200,000	Citibank N.A.	6/9/17	(5,185)

Total						$2,928

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At March 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
InterContinental Exchange (Markit CDX.NA.HY.27 Index)	$1,935,000	12/20/21	5.000% quarterly	$152,184	$132,060	$20,124

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Flexible Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$4,116,585	—	$4,116,585
Senior Loans:
Industrials	—	—	$58,752	58,752
Other Senior Loans	—	287,554	—	287,554
Sovereign Bonds	—	612,602	—	612,602

Total Long-Term Investments	—	5,016,741	58,752	5,075,493

Short-Term Investments†:
U.S. Treasury Bills	—	199,888	—	199,888
Money Market Funds	$49,563	—	—	49,563

Total Short-Term Investments	49,563	199,888	—	249,451

Total Investments	$49,563	$5,216,629	$58,752	$5,324,944

Other Financial Instruments:
Forward Foreign Currency Contracts	—	8,575	—	8,575
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	20,124	—	20,124
Futures Contracts	1,179	—	—	1,179

Total Other Financial Instruments	1,179	28,699	—	29,878

Total	$50,742	$5,245,328	$58,752	$5,354,822

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$5,647	—	$5,647
Futures Contracts	$9,639	—	—	9,639

Total	$9,639	$5,647	—	$15,286

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	Senior Loans Industrials
Balance as of December 31, 2016	—
Accrued premiums/discounts	$6
Realized gain (loss)	8
Change in unrealized appreciation (depreciation)[1]	723
Purchases	59,700
Sales	(1,685)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2017	$58,752

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017[1]	$723

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$132,609
Gross unrealized depreciation	(74,466)

Net unrealized appreciation	$58,143

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017